Summary of Amortized Cost, Unrealized Gains and Losses and Fair Value of Available For Sale Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	$ 33,204	$ 31,008
Available-for-sale Securities, Gross unrealized gains	2,510	1,817
Available-for-sale Securities, Gross unrealized losses	275	552
Available-for-sale Securities, Fair value	35,439	32,273
Fixed maturity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	33,198	31,002
Available-for-sale Securities, Gross unrealized gains	2,495	1,799
Available-for-sale Securities, Gross unrealized losses	275	552
Available-for-sale Securities, Fair value	35,418	32,249
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	448	484
Available-for-sale Securities, Gross unrealized gains	79	79
Available-for-sale Securities, Gross unrealized losses		2
Available-for-sale Securities, Fair value	527	561
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,966	1,892
Available-for-sale Securities, Gross unrealized gains	320	111
Available-for-sale Securities, Gross unrealized losses	1	40
Available-for-sale Securities, Fair value	2,285	1,963
Fixed maturity securities [Member] | Corporate public securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	19,851	18,004
Available-for-sale Securities, Gross unrealized gains	1,519	1,076
Available-for-sale Securities, Gross unrealized losses	120	295
Available-for-sale Securities, Fair value	21,250	18,785
Fixed maturity securities [Member] | Corporate private securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	4,398	4,374
Available-for-sale Securities, Gross unrealized gains	286	258
Available-for-sale Securities, Gross unrealized losses	34	38
Available-for-sale Securities, Fair value	4,650	4,594
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	3,694	3,919
Available-for-sale Securities, Gross unrealized gains	190	163
Available-for-sale Securities, Gross unrealized losses	45	79
Available-for-sale Securities, Fair value	3,839	4,003
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,431	1,439
Available-for-sale Securities, Gross unrealized gains	74	86
Available-for-sale Securities, Gross unrealized losses	3	21
Available-for-sale Securities, Fair value	1,502	1,504
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,410	890
Available-for-sale Securities, Gross unrealized gains	27	26
Available-for-sale Securities, Gross unrealized losses	72	77
Available-for-sale Securities, Fair value	1,365	839
Equity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	6	6
Available-for-sale Securities, Gross unrealized gains	15	18
Available-for-sale Securities, Fair value	$ 21	$ 24